Other assets and other liabilities	6 Months Ended
Jun. 30, 2011
Other assets and other liabilities
Other assets and other liabilities
Note 17 Other assets and other liabilities
	end of				% change

	2Q11	1Q11	4Q10	2Q10	QoQ	Ytd	YoY

Other assets (CHF million)

Cash collateral on derivative instruments	13,739	12,672	14,987	16,195	8	(8)	(15)

Cash collateral on non-derivative transactions	1,841	1,769	1,792	1,630	4	3	13

Derivative instruments used for hedging	2,178	1,811	2,733	4,048	20	(20)	(46)

Assets held-for-sale	25,362	26,597	26,886	31,132	(5)	(6)	(19)

of which loans	23,816	25,514	24,925	29,524	(7)	(4)	(19)

of which real estate	1,528	1,064	1,946	1,608	44	(21)	(5)

Assets held for separate accounts	14,712	16,001	13,815	14,192	(8)	6	4

Interest and fees receivable	5,748	5,400	5,158	6,542	6	11	(12)

Deferred tax assets	7,754	8,612	9,417	10,741	(10)	(18)	(28)

Prepaid expenses	718	782	452	856	(8)	59	(16)

Failed purchases	1,245	1,088	1,279	597	14	(3)	109

Other	3,488	3,384	3,066	3,882	3	14	(10)

Other assets	76,785	78,116	79,585	89,815	(2)	(4)	(15)

Other liabilities (CHF million)

Cash collateral on derivative instruments	14,562	12,794	14,428	15,918	14	1	(9)

Cash collateral on non-derivative transactions	52	66	20	45	(21)	160	16

Derivative instruments used for hedging	982	1,017	1,203	1,331	(3)	(18)	(26)

Provisions [1]	1,177	1,613	1,724	1,827	(27)	(32)	(36)

of which off-balance sheet risk	488	518	552	607	(6)	(12)	(20)

Liabilities held for separate accounts	14,712	16,001	13,815	14,192	(8)	6	4

Interest and fees payable	7,588	6,956	6,798	9,335	9	12	(19)

Current tax liabilities	783	856	1,137	815	(9)	(31)	(4)

Deferred tax liabilities	354	431	412	523	(18)	(14)	(32)

Failed sales	6,963	7,548	7,354	8,061	(8)	(5)	(14)

Other	14,400	14,940	15,323	15,526	(4)	(6)	(7)

Other liabilities	61,573	62,222	62,214	67,573	(1)	(1)	(9)

1 Includes provisions for bridge commitments.